Current and non-current inventories (Tables)	12 Months Ended
Dec. 31, 2021
Current and non-current inventories
Schedule of current and non-current inventories

	December 31,	December 31,
(€ million)	2021	2020
Raw and auxiliary materials and consumables	1,001	706
Consumables for infrastructure and facility maintenance of perforation activities	1,611	1,580
Finished products and goods	3,452	1,603
Other	8	4
	6,072	3,893